Deferred Tax Assets/Liabilities - Summary of Major Deferred Tax Liabilities and Assets Recognized by the Group (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Opening balance	$ 436	$ 1,451
(Charge) credit to profit or loss (Note 27)	1,644	(1,514)
Over (Under) provision in prior years (Note 27)	1,034	598
Acquired on acquisition of a subsidiary (Note 34)	(317)
Currency alignment	(186)	(99)
Closing balance	2,611	436
Provisions
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Opening balance	1,750	1,078
(Charge) credit to profit or loss (Note 27)	(116)	46
Over (Under) provision in prior years (Note 27)	1,070	707
Acquired on acquisition of a subsidiary (Note 34)	0
Currency alignment	(235)	(81)
Closing balance	2,469	1,750
Tax depreciation
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Opening balance	(273)	34
(Charge) credit to profit or loss (Note 27)	475	(158)
Over (Under) provision in prior years (Note 27)	(36)	(109)
Acquired on acquisition of a subsidiary (Note 34)	0
Currency alignment	4	(40)
Closing balance	170	(273)
Undistributed earnings
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Opening balance	(1,402)	0
(Charge) credit to profit or loss (Note 27)	874	(1,402)
Over (Under) provision in prior years (Note 27)	0	0
Acquired on acquisition of a subsidiary (Note 34)	0
Currency alignment	0	0
Closing balance	(528)	(1,402)
Others
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Opening balance	361	339
(Charge) credit to profit or loss (Note 27)	411	0
Over (Under) provision in prior years (Note 27)	0	0
Acquired on acquisition of a subsidiary (Note 34)	(317)
Currency alignment	45	22
Closing balance	$ 500	$ 361